Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total Gross Debt	$ 43,862	$ 55,715
Less: current portion	11,698	10,590
Long-term portion	32,164	45,125
Other bank financing
Debt Instrument [Line Items]
Total Gross Debt	512	544
Capital lease obligations
Debt Instrument [Line Items]
Total Gross Debt	1,416	1,655
Term loan facilities
Debt Instrument [Line Items]
Total Gross Debt	$ 41,934	$ 53,516